Revenues and Deferred Revenue - Additional Information (Details1) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2023-01-01
Disaggregation Of Revenue [Line Items]
Recognized revenue of remaining performance obligation	¥ 986,086
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2024-01-01
Disaggregation Of Revenue [Line Items]
Recognized revenue of remaining performance obligation	¥ 177,066
Revenue, remaining performance obligation, expected timing of satisfaction, period	24 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2025-01-01
Disaggregation Of Revenue [Line Items]
Recognized revenue of remaining performance obligation	¥ 527,794
Revenue, remaining performance obligation, expected timing of satisfaction, period